Investment Properties	12 Months Ended
Dec. 31, 2018
Disclosure Of Investment Property [Abstract]
Investment Properties
17.	INVESTMENT PROPERTIES

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2018
Cost	430	695	1,125
Less: Accumulated depreciation	—	(405)	(405)
Net book value	430	290	720

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2017
Cost	429	712	1,141
Less: Accumulated depreciation	—	(378)	(378)
Net book value	429	334	763

A reconciliation of the net book value of investment properties was as follow:

	2018	2017
	US$’000	US$’000
Net book value at January 1	763	653
Depreciation (included in administrative expenses)	(35)	(35)
Addition	—	84
Exchange difference	(8)	61
Net book value at December 31	720	763

17(b)The amount recognized in profit arising from the investment properties

	2018	2017	2016
	US$’000	US$’000	US$’000
Rental income derived from investment properties	84	68	36
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	—	(1)	(1)
Net profit arising from investment properties carried at cost	83	66	34
17.	INVESTMENT PROPERTIES (continued)

17(c)Measuring investment properties at fair value

The fair value of the investment properties are stated below:

	As of December 31,
	2018	2017
	US$’000	US$’000
Land not being used for operation	10,656	9,548
Office buildings for rent	1,397	1,303

The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.

17(d)Pledge

Information about the investment properties that were pledged to others as collaterals is provided in Note 27(e) (i).